Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Financial Statement Elements [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities are summarized as follows:

(in millions)	December 31, 2017	December 31, 2016
Accounts payable	$6,182	$5,163
Payroll and related benefits	614	559
Property and other taxes, including payroll	620	525
Interest	253	423
Commissions	324	159
Network decommissioning	92	101
Toll and interconnect	109	85
Advertising	46	44
Other	288	93
Accounts payable and accrued liabilities	$8,528	$7,152

Schedule of Related Party Transactions
The following table summarizes the impact of significant transactions with Deutsche Telekom or its affiliates included in operating expenses in the Consolidated Statements of Comprehensive Income:

	Year Ended December 31,
(in millions)	2017	2016	2015
Discount related to roaming expenses	$—	$(15)	$(21)
Fees incurred for use of the T-Mobile brand	79	74	65
Expenses for telecommunications and IT services	12	25	23
International long distance agreement	55	60	—